CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 28, 2014	Dec. 27, 2013
Current Assets:
Cash and cash equivalents	$ 11,516	$ 7,724
Accounts receivable - trade (net of allowance for doubtful accounts of $3,839 and $3,595 as of March 28, 2014 and December 27, 2013, respectively)	175,503	163,798
Inventories	274,893	276,341
Prepaid expenses and other current assets	32,543	40,936
Income taxes receivable	16,167	13,563
Deferred income taxes	15,179	15,179
Total current assets	525,801	517,541
Property and equipment, net	56,687	58,665
Goodwill	486,439	486,439
Other intangible assets, net	441,328	445,046
Other assets	10,112	10,042
Total assets	1,520,367	1,517,733
Current Liabilities:
Accounts payable	115,431	123,915
Accrued expenses and other current liabilities	66,747	69,939
Accrued interest	8,196	19,755
Current portion of long-term debt	3,500	0
Current portion of capital leases	160	231
Total current liabilities	194,034	213,840
Long-Term Liabilities:
Deferred income taxes	151,603	145,584
Long-term debt, net of current portion	820,630	798,347
Capital leases, net of current portion	1	10
Other liabilities	2,888	3,099
Total liabilities	1,169,156	1,160,880
Commitments and contingencies (see Note 5)
Stockholders' Equity:
Common stock; $0.01 par value, 2,500,000 authorized; 1,478,151 issued and outstanding as of March 28, 2014 and December 27, 2013	15	15
Additional paid-in capital	392,893	392,201
Accumulated deficit	(40,878)	(34,784)
Accumulated other comprehensive loss	(819)	(579)
Total stockholders' equity	351,211	356,853
Total liabilities and stockholders' equity	$ 1,520,367	$ 1,517,733